CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net income / (loss)	€ 262	€ (17)	€ 64
Adjustments
Depreciation and amortization	267	259	256
Impairment of assets	0	43	0
Pension and other post-employment benefits service costs	64	34	27
Finance costs - net	167	159	175
Income tax expense / (benefit)	55	(17)	18
Share of income of joint-ventures	0	0	(2)
Unrealized gains on derivatives - net and from remeasurement of monetary assets and liabilities - net	(36)	(18)	(33)
Losses on disposal	3	4	3
Other - net	11	19	16
Change in working capital
Inventories	(435)	63	57
Trade receivables	(227)	36	104
Trade payables	396	(38)	(31)
Other	5	(10)	9
Change in provisions	(7)	1	(2)
Pension and other post-employment benefits paid	(43)	(53)	(50)
Interest paid	(128)	(140)	(158)
Income tax refunded / (paid)	3	9	(6)
Net cash flows from operating activities	357	334	447
Purchases of property, plant and equipment	(232)	(182)	(271)
Property, plant and equipment grants received	10	5	0
Acquisition of subsidiaries net of cash acquired	0	0	(83)
Proceeds from disposals, net of cash	1	1	2
Other investing activities	0	0	(1)
Net cash flows used in investing activities	(221)	(176)	(353)
Proceeds from issuance of Senior Notes	712	290	0
Repayments of Senior Notes	(1,041)	(200)	(100)
(Repayments of) / proceeds from U.S. revolving credit facilities	0	(129)	105
Proceeds from other borrowings	0	202	8
Repayments of other borrowings	(16)	(10)	(4)
Lease repayments	(32)	(35)	(86)
Payment of financing costs and redemption fees	(30)	(9)	0
Transactions with non-controlling interests	(2)	0	(4)
Other financing activities	(26)	(8)	5
Net cash flows (used in) / from financing activities	(435)	101	(76)
Net (decrease) / increase in cash and cash equivalents	(299)	259	18
Cash and cash equivalents - beginning of period	439	184	164
Effect of exchange rate changes on cash and cash equivalents	7	(4)	2
Cash and cash equivalents - end of year	€ 147	€ 439	€ 184